Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Classes Of Inventories [Abstract]
Schedule of Inventories

	2020	2019

Uranium
Concentrate	$579,653	$204,123
Broken ore	45,387	51,094
	625,040	255,217

Fuel services	52,273	62,701

Other	3,056	2,852

Total	$680,369	$320,770